Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (608,912)	$ (4,729,852)		$ (483,812)	$ (3,842,278)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	49,049	380,995		209,966	62,683
Amortization of right-of-use asset	221,311	1,719,081		1,895,294	1,895,294
Impairment loss on long-term investment			$ 252,713	1,963,000
Gain on sales of long-term investment	(142,384)	(1,105,998)
Interest of lease liabilities	7,883	61,232		139,296	232,002
Deferred tax (benefit) expense					391,820
Change in operating assets and liabilities
Accounts receivable	65,427	508,218		(314,033)	3,192,306
Interest receivables	(7)	(55)		65,737	(515,287)
Deposits and prepayments	27,138	210,801		(45,555)	2,576
Tax recoverable				587,834	(587,834)
Accruals and other payables	(49,663)	(385,766)		10,815	741,339
Contract liabilities	61,794	480,000		(1,890,032)	(196,572)
Operating lease liabilities	(230,251)	(1,788,518)		(2,044,020)	(2,044,020)
Taxes payable					(242,393)
Net cash provided by (used in) operating activities	(598,615)	(4,649,862)		94,490	(910,364)
CASH FLOWS FROM INVESTING ACTIVITIES:
Other receivables - related parties				96,700	(96,700)
Purchase of property and equipment				(1,904,972)
Payment for long-term investment	(1,094,275)	(8,500,000)		(26,110,738)	(14,500,000)
Payment for long-term investment	6,212,101	48,253,736
Net cash used in investing activities	5,117,826	39,753,736		(27,919,010)	(14,596,700)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from IPO, net					140,537,759
Dividend distribution				(1,581,900)	(4,000,000)
Other payables – related parties					(10,903,300)
Net cash (used in) provided by financing activities				(1,581,900)	125,634,459
NET CHANGE IN CASH	4,519,211	35,103,874		(29,406,420)	110,127,395
CASH AT BEGINNING OF YEAR	11,896,419	92,407,813		121,814,233	11,686,838
CASH AT END OF YEAR	16,415,630	127,511,687	$ 11,896,419	92,407,813	121,814,233
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax					820,227
Cash received from tax refund				587,834
Cash paid for interest
Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities					1,870,775
Deferred IPO costs recognized as share premium	$ 546,998	$ 4,248,914